John Hancock
Lifetime Blend Portfolios
(formerly Multi-Index Lifetime Portfolios)
Quarterly portfolio holdings 5/31/2023

Portfolios’ investments
2065 LIFETIME BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.1%
Equity - 52.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	878,070	$7,893,845
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,089,464	9,652,649

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $17,818,113)		$17,546,494
UNAFFILIATED INVESTMENT COMPANIES - 45.5%
Equity - 42.5%
Fidelity Mid Cap Index Fund	169,614	4,423,521
Fidelity Small Cap Index Fund	64,081	1,391,838
Financial Select Sector SPDR Fund	11,824	375,530
iShares MSCI Global Min Vol Factor ETF	2,611	251,596
Vanguard Dividend Appreciation ETF	1,094	167,656
Vanguard FTSE All World ex-US Small-Cap ETF	5,462	584,871
Vanguard FTSE Developed Markets ETF	13,370	596,703
Vanguard FTSE Emerging Markets ETF	41,851	1,634,282
Vanguard Health Care ETF	2,159	509,222
Vanguard Information Technology ETF	426	177,591
Vanguard S&P 500 ETF	10,962	4,208,202
Fixed income - 3.0%
Vanguard Emerging Markets Government Bond ETF	3,204	195,828
Vanguard Intermediate-Term Corporate Bond ETF	4,131	327,464
Vanguard Total Bond Market ETF	3,793	277,041
Xtrackers USD High Yield Corporate Bond ETF	5,741	195,251

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $15,759,057)		$15,316,596
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	300	0
Health care - 0.0%
NMC Health PLC (D)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	40	121
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,216	33

TOTAL COMMON STOCKS (Cost $302)		$154
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.4%
U.S. Government - 2.4%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$304,700	102,791
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	684,000	234,754
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	725,500	257,762
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	526,500	194,965

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $889,022)		$790,272
2065 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 4.5317% (F)(G)	2,862	$28,607

TOTAL SHORT-TERM INVESTMENTS (Cost $28,489)		$28,607
Total investments (Cost $34,494,983) - 100.1%		$33,682,123
Other assets and liabilities, net - (0.1%)		(18,360)
TOTAL NET ASSETS - 100.0%		$33,663,763
2060 LIFETIME BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.1%
Equity - 52.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,757,408	$33,779,099
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,633,890	41,056,265

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $77,566,937)		$74,835,364
UNAFFILIATED INVESTMENT COMPANIES - 45.3%
Equity - 42.4%
Fidelity Mid Cap Index Fund	722,960	18,854,804
Fidelity Small Cap Index Fund	273,139	5,932,569
Financial Select Sector SPDR Fund	50,692	1,609,978
iShares MSCI Global Min Vol Factor ETF	11,133	1,072,776
Vanguard Dividend Appreciation ETF	4,664	714,758
Vanguard FTSE All World ex-US Small-Cap ETF (H)	23,283	2,493,144
Vanguard FTSE Developed Markets ETF	56,991	2,543,508
Vanguard FTSE Emerging Markets ETF	178,188	6,958,241
Vanguard Health Care ETF (H)	9,204	2,170,855
Vanguard Information Technology ETF	1,826	761,223
Vanguard S&P 500 ETF	46,655	17,910,388
Fixed income - 2.9%
Vanguard Emerging Markets Government Bond ETF	13,440	821,453
Vanguard Intermediate-Term Corporate Bond ETF	17,331	1,373,828
Vanguard Total Bond Market ETF	15,912	1,162,212
Xtrackers USD High Yield Corporate Bond ETF	24,082	819,029

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $64,803,491)		$65,198,766
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,326	0
Health care - 0.0%
NMC Health PLC (D)	73	0
2	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2060 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	310	$937
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,419	259

TOTAL COMMON STOCKS (Cost $2,348)		$1,196
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.4%
U.S. Government - 2.4%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$1,311,900	442,570
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	3,021,400	1,036,967
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	3,107,300	1,103,988
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	2,325,600	861,180

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,024,960)		$3,444,705
SHORT-TERM INVESTMENTS - 2.9%
Short-term funds - 2.9%
John Hancock Collateral Trust, 4.5317% (F)(I)	411,293	4,111,037

TOTAL SHORT-TERM INVESTMENTS (Cost $4,111,373)		$4,111,037
Total investments (Cost $150,509,109) - 102.7%		$147,591,068
Other assets and liabilities, net - (2.7%)		(3,838,243)
TOTAL NET ASSETS - 100.0%		$143,752,825
2055 LIFETIME BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.1%
Equity - 52.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,935,149	$62,346,993
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,597,707	76,175,681

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $144,488,730)		$138,522,674
UNAFFILIATED INVESTMENT COMPANIES - 45.3%
Equity - 42.5%
Fidelity Mid Cap Index Fund	1,336,056	34,844,351
Fidelity Small Cap Index Fund	504,770	10,963,599
Financial Select Sector SPDR Fund	93,231	2,961,017
iShares MSCI Global Min Vol Factor ETF	20,573	1,982,414
Vanguard Dividend Appreciation ETF	8,620	1,321,015
Vanguard FTSE All World ex-US Small-Cap ETF (H)	43,026	4,607,224
Vanguard FTSE Developed Markets ETF (H)	105,319	4,700,387
Vanguard FTSE Emerging Markets ETF	330,370	12,900,949
Vanguard Health Care ETF	17,010	4,011,979
Vanguard Information Technology ETF (H)	3,340	1,392,379
Vanguard S&P 500 ETF	86,562	33,230,286
2055 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 2.8%
Vanguard Emerging Markets Government Bond ETF	23,785	$1,453,739
Vanguard Intermediate-Term Corporate Bond ETF	30,670	2,431,211
Vanguard Total Bond Market ETF	28,160	2,056,806
Xtrackers USD High Yield Corporate Bond ETF	42,618	1,449,438

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $117,907,981)		$120,306,794
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	4,869	0
Health care - 0.0%
NMC Health PLC (D)	153	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	649	1,958
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	19,720	541

TOTAL COMMON STOCKS (Cost $4,917)		$2,499
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.4%
U.S. Government - 2.4%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$2,445,300	824,923
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	5,614,000	1,926,767
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	5,773,500	2,051,259
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	4,321,300	1,600,197

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,483,568)		$6,403,146
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 4.5317% (F)(I)	425,725	4,255,296

TOTAL SHORT-TERM INVESTMENTS (Cost $4,255,899)		$4,255,296
Total investments (Cost $274,141,095) - 101.4%		$269,490,409
Other assets and liabilities, net - (1.4%)		(3,746,416)
TOTAL NET ASSETS - 100.0%		$265,743,993
2050 LIFETIME BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.1%
Equity - 52.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,116,612	$81,958,343
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	11,352,617	100,584,191

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $190,412,191)		$182,542,534
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	3

2050 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 45.3%
Equity - 42.5%
Fidelity Mid Cap Index Fund	1,758,044	$45,849,776
Fidelity Small Cap Index Fund	665,905	14,463,453
Financial Select Sector SPDR Fund	122,628	3,894,665
iShares MSCI Global Min Vol Factor ETF	27,058	2,607,309
Vanguard Dividend Appreciation ETF	11,370	1,742,453
Vanguard FTSE All World ex-US Small-Cap ETF	56,587	6,059,336
Vanguard FTSE Developed Markets ETF	138,519	6,182,103
Vanguard FTSE Emerging Markets ETF	435,850	17,019,943
Vanguard Health Care ETF (H)	22,373	5,276,896
Vanguard Information Technology ETF	4,340	1,809,259
Vanguard S&P 500 ETF	114,301	43,879,011
Fixed income - 2.8%
Vanguard Emerging Markets Government Bond ETF	30,902	1,888,730
Vanguard Intermediate-Term Corporate Bond ETF	39,848	3,158,751
Vanguard Total Bond Market ETF	36,586	2,672,241
Xtrackers USD High Yield Corporate Bond ETF	55,371	1,883,168

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $155,240,867)		$158,387,094
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,675	0
Health care - 0.0%
NMC Health PLC (D)	209	1
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	890	2,683
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	27,032	742

TOTAL COMMON STOCKS (Cost $6,738)		$3,426
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.4%
U.S. Government - 2.4%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$3,217,300	1,085,357
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	7,381,100	2,533,249
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	7,590,500	2,696,818
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	5,681,300	2,103,811

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $9,818,172)		$8,419,235
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 4.5317% (F)(I)	152,719	1,526,490

TOTAL SHORT-TERM INVESTMENTS (Cost $1,526,510)		$1,526,490
Total investments (Cost $357,004,478) - 100.2%		$350,878,779
Other assets and liabilities, net - (0.2%)		(776,446)
TOTAL NET ASSETS - 100.0%		$350,102,333
2045 LIFETIME BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 50.8%
Equity - 50.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,390,808	$102,403,367
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,242,990	126,192,892

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $240,491,091)		$228,596,259
UNAFFILIATED INVESTMENT COMPANIES - 46.0%
Equity - 41.4%
Fidelity Mid Cap Index Fund	2,144,101	55,918,164
Fidelity Small Cap Index Fund	810,038	17,594,034
Financial Select Sector SPDR Fund	155,043	4,924,166
iShares Global Infrastructure ETF	10,158	470,315
iShares MSCI Global Min Vol Factor ETF	34,785	3,351,883
Vanguard Dividend Appreciation ETF	14,606	2,238,370
Vanguard Energy ETF	13,031	1,379,592
Vanguard FTSE All World ex-US Small-Cap ETF	72,746	7,789,642
Vanguard FTSE Developed Markets ETF	197,033	8,793,583
Vanguard FTSE Emerging Markets ETF	498,669	19,473,024
Vanguard Global ex-U.S. Real Estate ETF	11,896	467,870
Vanguard Health Care ETF	27,971	6,597,240
Vanguard Information Technology ETF	5,697	2,374,965
Vanguard Materials ETF	5,641	929,298
Vanguard Real Estate ETF	17,925	1,434,000
Vanguard S&P 500 ETF	137,361	52,731,514
Fixed income - 4.6%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	47,770	1,194,250
Vanguard Emerging Markets Government Bond ETF	50,181	3,067,063
Vanguard Intermediate-Term Corporate Bond ETF	87,098	6,904,258
Vanguard Total Bond Market ETF	79,145	5,780,751
Xtrackers USD High Yield Corporate Bond ETF	103,965	3,535,850

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $203,776,133)		$206,949,832
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,519	0
Health care - 0.0%
NMC Health PLC (D)	267	1
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,136	3,428
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	34,500	947

TOTAL COMMON STOCKS (Cost $8,602)		$4,376
4	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2045 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.0%
U.S. Government - 3.0%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$5,217,900	$1,760,260
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	11,995,400	4,116,911
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	12,337,700	4,383,444
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	9,234,000	3,419,392

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $15,992,670)		$13,680,007
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 4.5317% (F)(G)	25,432	254,205

TOTAL SHORT-TERM INVESTMENTS (Cost $254,213)		$254,205
Total investments (Cost $460,522,709) - 99.9%		$449,484,679
Other assets and liabilities, net - 0.1%		619,990
TOTAL NET ASSETS - 100.0%		$450,104,669
2040 LIFETIME BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 45.8%
Equity - 45.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,545,709	$103,795,921
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,450,003	128,027,027

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $245,582,846)		$231,822,948
UNAFFILIATED INVESTMENT COMPANIES - 49.4%
Equity - 39.2%
Fidelity Mid Cap Index Fund	2,078,884	54,217,293
Fidelity Small Cap Index Fund	792,466	17,212,372
Financial Select Sector SPDR Fund	171,851	5,457,988
iShares Global Infrastructure ETF	28,014	1,297,048
iShares MSCI Global Min Vol Factor ETF	78,001	7,516,176
Vanguard Dividend Appreciation ETF	32,775	5,022,769
Vanguard Energy ETF	36,060	3,817,672
Vanguard FTSE All World ex-US Small-Cap ETF	81,644	8,742,440
Vanguard FTSE Developed Markets ETF	268,030	11,962,179
Vanguard FTSE Emerging Markets ETF	416,872	16,278,852
Vanguard Global ex-U.S. Real Estate ETF	32,807	1,290,299
Vanguard Health Care ETF	30,952	7,300,339
Vanguard Information Technology ETF	6,292	2,623,009
Vanguard Materials ETF	15,549	2,561,542
Vanguard Real Estate ETF	49,425	3,954,000
Vanguard S&P 500 ETF	128,570	49,356,737
Fixed income - 10.2%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	53,335	1,333,375
Vanguard Emerging Markets Government Bond ETF	128,640	7,862,477
2040 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Vanguard Intermediate-Term Corporate Bond ETF	229,703	$18,208,557
Vanguard Total Bond Market ETF	217,181	15,862,900
Xtrackers USD High Yield Corporate Bond ETF	245,739	8,357,583

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $249,519,564)		$250,235,607
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,209	0
Health care - 0.0%
NMC Health PLC (D)	258	1
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,095	3,303
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	33,245	913

TOTAL COMMON STOCKS (Cost $8,288)		$4,217
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.7%
U.S. Government - 4.7%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$9,039,800	3,049,579
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	20,600,300	7,070,178
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	21,184,100	7,526,469
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	15,863,900	5,874,473

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $28,042,385)		$23,520,699
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.5317% (F)(G)	123,084	1,230,275

TOTAL SHORT-TERM INVESTMENTS (Cost $1,230,314)		$1,230,275
Total investments (Cost $524,383,397) - 100.1%		$506,813,746
Other assets and liabilities, net - (0.1%)		(618,855)
TOTAL NET ASSETS - 100.0%		$506,194,891
2035 LIFETIME BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 41.0%
Equity - 41.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,518,016	$112,536,964
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,685,105	138,970,033

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $267,138,210)		$251,506,997
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	5

2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 52.7%
Equity - 35.4%
Fidelity Mid Cap Index Fund	2,113,266	$55,113,972
Fidelity Small Cap Index Fund	802,569	17,431,803
Financial Select Sector SPDR Fund	174,718	5,549,044
iShares Global Infrastructure ETF	53,752	2,488,718
iShares MSCI Global Min Vol Factor ETF	142,222	13,704,512
Vanguard Dividend Appreciation ETF (H)	59,764	9,158,833
Vanguard Energy ETF (H)	69,453	7,352,989
Vanguard FTSE All World ex-US Small-Cap ETF	90,129	9,651,013
Vanguard FTSE Developed Markets ETF	340,984	15,218,116
Vanguard FTSE Emerging Markets ETF	319,803	12,488,307
Vanguard Global ex-U.S. Real Estate ETF	62,949	2,475,784
Vanguard Health Care ETF	31,499	7,429,354
Vanguard Information Technology ETF (H)	7,664	3,194,968
Vanguard Materials ETF	29,836	4,915,183
Vanguard Real Estate ETF	94,790	7,583,200
Vanguard S&P 500 ETF	111,993	42,992,993
Fixed income - 17.3%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	63,299	1,582,475
Vanguard Emerging Markets Government Bond ETF	256,814	15,696,472
Vanguard Intermediate-Term Corporate Bond ETF	488,936	38,757,958
Vanguard Total Bond Market ETF	460,848	33,660,338
Xtrackers USD High Yield Corporate Bond ETF (H)	475,853	16,183,761

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $327,633,067)		$322,629,793
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,783	0
Health care - 0.0%
NMC Health PLC (D)	276	1
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,171	3,533
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	35,571	977

TOTAL COMMON STOCKS (Cost $8,869)		$4,511
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.1%
U.S. Government - 6.1%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$14,267,200	4,813,044
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	32,588,000	11,184,447
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	33,542,400	11,917,232
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	25,125,300	9,304,011

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $44,467,664)		$37,218,734
2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 1.7%
Short-term funds - 1.7%
John Hancock Collateral Trust, 4.5317% (F)(I)	1,065,130	$10,646,398

TOTAL SHORT-TERM INVESTMENTS (Cost $10,645,921)		$10,646,398
Total investments (Cost $649,893,731) - 101.5%		$622,006,433
Other assets and liabilities, net - (1.5%)		(9,492,265)
TOTAL NET ASSETS - 100.0%		$612,514,168
2030 LIFETIME BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 35.7%
Equity - 35.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,052,903	$99,365,600
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,856,827	122,771,491

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $236,461,414)		$222,137,091
UNAFFILIATED INVESTMENT COMPANIES - 56.9%
Equity - 31.2%
Fidelity Mid Cap Index Fund	1,746,285	45,543,101
Fidelity Small Cap Index Fund	658,479	14,302,174
Financial Select Sector SPDR Fund	170,257	5,407,362
iShares Global Infrastructure ETF	75,236	3,483,427
iShares MSCI Global Min Vol Factor ETF	232,373	22,391,462
Vanguard Dividend Appreciation ETF	97,805	14,988,616
Vanguard Energy ETF	96,504	10,216,878
Vanguard FTSE All World ex-US Small-Cap ETF	86,396	9,251,284
Vanguard FTSE Developed Markets ETF	290,190	12,951,180
Vanguard FTSE Emerging Markets ETF	201,015	7,849,636
Vanguard Global ex-U.S. Real Estate ETF	88,109	3,465,327
Vanguard Health Care ETF	30,530	7,200,806
Vanguard Information Technology ETF (H)	7,860	3,276,677
Vanguard Materials ETF	41,758	6,879,213
Vanguard Real Estate ETF	133,075	10,646,000
Vanguard S&P 500 ETF	42,840	16,445,848
Fixed income - 25.7%
Invesco Senior Loan ETF (H)	218,085	4,492,551
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	141,928	3,548,200
Vanguard Emerging Markets Government Bond ETF	346,944	21,205,217
Vanguard Intermediate-Term Corporate Bond ETF	662,140	52,487,837
Vanguard Short-Term Corporate Bond ETF	142,970	10,858,572
Vanguard Total Bond Market ETF	622,210	45,446,218
Xtrackers USD High Yield Corporate Bond ETF	657,207	22,351,610

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $367,021,046)		$354,689,196
6	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2030 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	7,871	$0
Health care - 0.0%
NMC Health PLC (D)	247	1
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,050	3,166
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	31,878	875

TOTAL COMMON STOCKS (Cost $7,947)		$4,042
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
U.S. Government - 7.5%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$502,569	487,806
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,397,898	1,338,528
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	951,498	900,466
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,808,703	1,693,398
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	438,795	429,985
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	16,069,300	5,420,984
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	36,699,200	12,595,441
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	37,778,100	13,422,128
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	28,296,600	10,478,358

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $57,676,493)		$46,767,094
SHORT-TERM INVESTMENTS - 1.5%
Short-term funds - 1.5%
John Hancock Collateral Trust, 4.5317% (F)(I)	960,383	9,599,413

TOTAL SHORT-TERM INVESTMENTS (Cost $9,598,538)		$9,599,413
Total investments (Cost $670,765,438) - 101.6%		$633,196,836
Other assets and liabilities, net - (1.6%)		(9,898,852)
TOTAL NET ASSETS - 100.0%		$623,297,984
2025 LIFETIME BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 27.1%
Equity - 27.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,297,426	$65,603,863
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,565,526	75,890,561

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $150,377,580)		$141,494,424
2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 64.9%
Equity - 28.0%
Fidelity Mid Cap Index Fund	1,109,359	$28,932,072
Fidelity Small Cap Index Fund	419,285	9,106,865
Financial Select Sector SPDR Fund	122,548	3,892,124
iShares Global Infrastructure ETF (H)	79,914	3,700,018
iShares MSCI Global Min Vol Factor ETF	247,200	23,820,192
Vanguard Dividend Appreciation ETF	103,922	15,926,047
Vanguard Energy ETF	102,703	10,873,167
Vanguard FTSE All World ex-US Small-Cap ETF	60,121	6,437,757
Vanguard FTSE Developed Markets ETF	236,641	10,561,288
Vanguard FTSE Emerging Markets ETF	69,841	2,727,291
Vanguard Global ex-U.S. Real Estate ETF	93,588	3,680,816
Vanguard Health Care ETF (H)	22,334	5,267,697
Vanguard Information Technology ETF (H)	6,285	2,620,091
Vanguard Materials ETF	44,355	7,307,043
Vanguard Real Estate ETF	141,180	11,294,400
Fixed income - 36.9%
Invesco Senior Loan ETF (H)	351,054	7,231,712
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (H)	153,178	3,829,450
Vanguard Emerging Markets Government Bond ETF	370,963	22,673,260
Vanguard Intermediate-Term Corporate Bond ETF	781,755	61,969,717
Vanguard Short-Term Corporate Bond ETF (H)	252,744	19,195,907
Vanguard Total Bond Market ETF	722,275	52,754,966
Xtrackers USD High Yield Corporate Bond ETF	720,548	24,505,837

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $353,784,302)		$338,307,717
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	5,304	0
Health care - 0.0%
NMC Health PLC (D)	166	1
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	707	2,134
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	21,481	590

TOTAL COMMON STOCKS (Cost $5,355)		$2,725
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$1,226,427	1,190,400
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	3,413,189	3,268,228
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,329,030	2,204,117
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	7

2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,415,240	$4,133,768
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,065,746	1,044,348
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	11,863,800	4,002,257
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	27,093,300	9,298,624
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	27,890,400	9,909,141
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	20,890,000	7,735,661

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $51,806,888)		$42,786,544
SHORT-TERM INVESTMENTS - 3.9%
Short-term funds - 3.9%
John Hancock Collateral Trust, 4.5317% (F)(I)	2,051,217	20,502,731

TOTAL SHORT-TERM INVESTMENTS (Cost $20,501,944)		$20,502,731
Total investments (Cost $576,476,069) - 104.1%		$543,094,141
Other assets and liabilities, net - (4.1%)		(21,562,792)
TOTAL NET ASSETS - 100.0%		$521,531,349
2020 LIFETIME BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 17.7%
Equity - 17.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,363,326	$21,246,300
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,791,722	24,734,655

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $48,329,949)		$45,980,955
UNAFFILIATED INVESTMENT COMPANIES - 74.1%
Equity - 28.3%
Fidelity Mid Cap Index Fund	407,042	10,615,656
Fidelity Small Cap Index Fund	153,812	3,340,798
Financial Select Sector SPDR Fund	56,532	1,795,456
iShares Global Infrastructure ETF	43,058	1,993,585
iShares MSCI Global Min Vol Factor ETF	134,479	12,958,396
Vanguard Dividend Appreciation ETF	56,351	8,635,791
Vanguard Energy ETF	55,266	5,851,011
Vanguard FTSE All World ex-US Small-Cap ETF	23,869	2,555,893
Vanguard FTSE Developed Markets ETF	183,627	8,195,273
Vanguard FTSE Emerging Markets ETF	44,310	1,730,306
Vanguard Global ex-U.S. Real Estate ETF	50,426	1,983,255
Vanguard Health Care ETF	10,406	2,454,359
Vanguard Information Technology ETF	3,116	1,298,998
Vanguard Materials ETF	23,896	3,936,627
Vanguard Real Estate ETF	75,906	6,072,480
Fixed income - 45.8%
Invesco Senior Loan ETF (H)	250,500	5,160,300
2020 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	78,038	$1,950,950
Vanguard Emerging Markets Government Bond ETF	207,243	12,666,692
Vanguard Intermediate-Term Corporate Bond ETF	487,697	38,659,741
Vanguard Short-Term Corporate Bond ETF	190,951	14,502,728
Vanguard Total Bond Market ETF	443,601	32,400,617
Xtrackers USD High Yield Corporate Bond ETF	400,279	13,613,489

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $202,184,449)		$192,372,401
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,639	0
Health care - 0.0%
NMC Health PLC (D)	51	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	219	659
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	6,637	182

TOTAL COMMON STOCKS (Cost $1,655)		$841
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.1%
U.S. Government - 8.1%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$1,005,393	975,859
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	2,797,081	2,678,287
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	1,898,047	1,796,250
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,617,191	3,386,595
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	883,124	865,393
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	4,390,500	1,481,137
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	10,027,100	3,441,376
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	10,322,800	3,667,573
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	7,731,400	2,862,972

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $24,966,316)		$21,155,442
SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 2.1%
John Hancock Collateral Trust, 4.5317% (F)(I)	551,585	5,513,315

TOTAL SHORT-TERM INVESTMENTS (Cost $5,511,252)		$5,513,315
Total investments (Cost $280,993,621) - 102.0%		$265,022,954
Other assets and liabilities, net - (2.0%)		(5,284,387)
TOTAL NET ASSETS - 100.0%		$259,738,567
8	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2015 LIFETIME BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 15.9%
Equity - 15.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	555,363	$4,992,712
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	803,623	7,120,101

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $12,433,160)		$12,112,813
UNAFFILIATED INVESTMENT COMPANIES - 75.9%
Equity - 23.9%
Fidelity Mid Cap Index Fund	86,854	2,265,141
Fidelity Small Cap Index Fund	32,937	715,401
iShares Global Infrastructure ETF	12,629	584,723
iShares MSCI Global Min Vol Factor ETF	39,258	3,782,901
Vanguard Dividend Appreciation ETF	16,671	2,554,831
Vanguard Energy ETF (H)	16,554	1,752,572
Vanguard FTSE All World ex-US Small-Cap ETF	5,272	564,526
Vanguard FTSE Developed Markets ETF (H)	56,190	2,507,760
Vanguard Global ex-U.S. Real Estate ETF	14,821	582,910
Vanguard Materials ETF	6,992	1,151,862
Vanguard Real Estate ETF	22,400	1,792,000
Fixed income - 52.0%
Invesco Senior Loan ETF (H)	95,741	1,972,265
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	23,957	598,925
Vanguard Emerging Markets Government Bond ETF	64,161	3,921,520
Vanguard Intermediate-Term Corporate Bond ETF	160,934	12,757,236
Vanguard Short-Term Corporate Bond ETF	75,140	5,706,883
Vanguard Total Bond Market ETF	144,684	10,567,719
Xtrackers USD High Yield Corporate Bond ETF	124,272	4,226,491

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $60,789,079)		$58,005,666
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	424	0
Health care - 0.0%
NMC Health PLC (D)	13	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	56	170
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,716	47

TOTAL COMMON STOCKS (Cost $427)		$217
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$411,181	399,103
2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,144,117	$1,095,525
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	792,570	750,062
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,479,478	1,385,162
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	345,321	338,388
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	866,600	292,348
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	1,979,100	679,242
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	2,037,700	723,972
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	1,526,100	565,122

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,126,826)		$6,228,924
SHORT-TERM INVESTMENTS - 6.9%
Short-term funds - 6.9%
John Hancock Collateral Trust, 4.5317% (F)(I)	530,803	5,305,584

TOTAL SHORT-TERM INVESTMENTS (Cost $5,305,095)		$5,305,584
Total investments (Cost $85,654,587) - 106.9%		$81,653,204
Other assets and liabilities, net - (6.9%)		(5,236,683)
TOTAL NET ASSETS - 100.0%		$76,416,521
2010 LIFETIME BLEND PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 11.7%
Equity - 11.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	303,034	$2,724,272
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	398,971	3,534,886

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,386,726)		$6,259,158
UNAFFILIATED INVESTMENT COMPANIES - 80.1%
Equity - 21.9%
Fidelity Mid Cap Index Fund	36,399	949,291
Fidelity Small Cap Index Fund	13,797	299,666
iShares Global Infrastructure ETF	8,935	413,691
iShares MSCI Global Min Vol Factor ETF	27,856	2,684,204
Vanguard Dividend Appreciation ETF	11,709	1,794,404
Vanguard Energy ETF	11,458	1,213,058
Vanguard FTSE All World ex-US Small-Cap ETF	2,477	265,237
Vanguard FTSE Developed Markets ETF (H)	36,573	1,632,253
Vanguard Global ex-U.S. Real Estate ETF	10,464	411,549
Vanguard Materials ETF	4,959	816,946
Vanguard Real Estate ETF	15,676	1,254,080
Fixed income - 58.2%
Invesco Senior Loan ETF (H)	83,567	1,721,480
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	17,652	441,300
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	9

2010 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Vanguard Emerging Markets Government Bond ETF	47,000	$2,872,640
Vanguard Intermediate-Term Corporate Bond ETF	124,379	9,859,523
Vanguard Short-Term Corporate Bond ETF	66,142	5,023,485
Vanguard Total Bond Market ETF	111,238	8,124,824
Xtrackers USD High Yield Corporate Bond ETF	91,418	3,109,126

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $44,643,542)		$42,886,757
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	225	0
Health care - 0.0%
NMC Health PLC (D)	7	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	30	91
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	911	25

TOTAL COMMON STOCKS (Cost $227)		$116
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$366,441	355,677
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,019,446	976,150
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	698,778	661,300
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,318,500	1,234,446
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	315,035	308,710
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	318,700	107,514
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	727,100	249,546
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	747,700	265,649
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	559,700	207,259

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,845,503)		$4,366,251
SHORT-TERM INVESTMENTS - 6.4%
Short-term funds - 6.4%
John Hancock Collateral Trust, 4.5317% (F)(I)	340,346	3,401,898

TOTAL SHORT-TERM INVESTMENTS (Cost $3,401,823)		$3,401,898
Total investments (Cost $59,277,821) - 106.4%		$56,914,180
Other assets and liabilities, net - (6.4%)		(3,406,512)
TOTAL NET ASSETS - 100.0%		$53,507,668
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 5-31-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	All or a portion of this security is on loan as of 5-31-23.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
10	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2065 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$17,546,494	$17,546,494	—	—
Unaffiliated investment companies	15,316,596	15,316,596	—	—
Common stocks	154	—	—	$154
U.S. Government and Agency obligations	790,272	—	$790,272	—
Short-term investments	28,607	28,607	—	—
Total investments in securities	$33,682,123	$32,891,697	$790,272	$154

2060 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$74,835,364	$74,835,364	—	—
Unaffiliated investment companies	65,198,766	65,198,766	—	—
Common stocks	1,196	—	—	$1,196
U.S. Government and Agency obligations	3,444,705	—	$3,444,705	—
Short-term investments	4,111,037	4,111,037	—	—
Total investments in securities	$147,591,068	$144,145,167	$3,444,705	$1,196

2055 Lifetime Blend Portfolio
Investments in securities:
Assets
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	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2055 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$138,522,674	$138,522,674	—	—
Unaffiliated investment companies	120,306,794	120,306,794	—	—
Common stocks	2,499	—	—	$2,499
U.S. Government and Agency obligations	6,403,146	—	$6,403,146	—
Short-term investments	4,255,296	4,255,296	—	—
Total investments in securities	$269,490,409	$263,084,764	$6,403,146	$2,499

2050 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$182,542,534	$182,542,534	—	—
Unaffiliated investment companies	158,387,094	158,387,094	—	—
Common stocks	3,426	—	$1	$3,425
U.S. Government and Agency obligations	8,419,235	—	8,419,235	—
Short-term investments	1,526,490	1,526,490	—	—
Total investments in securities	$350,878,779	$342,456,118	$8,419,236	$3,425

2045 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$228,596,259	$228,596,259	—	—
Unaffiliated investment companies	206,949,832	206,949,832	—	—
Common stocks	4,376	—	$1	$4,375
U.S. Government and Agency obligations	13,680,007	—	13,680,007	—
Short-term investments	254,205	254,205	—	—
Total investments in securities	$449,484,679	$435,800,296	$13,680,008	$4,375

2040 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$231,822,948	$231,822,948	—	—
Unaffiliated investment companies	250,235,607	250,235,607	—	—
Common stocks	4,217	—	$1	$4,216
U.S. Government and Agency obligations	23,520,699	—	23,520,699	—
Short-term investments	1,230,275	1,230,275	—	—
Total investments in securities	$506,813,746	$483,288,830	$23,520,700	$4,216

2035 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$251,506,997	$251,506,997	—	—
Unaffiliated investment companies	322,629,793	322,629,793	—	—
Common stocks	4,511	—	$1	$4,510
U.S. Government and Agency obligations	37,218,734	—	37,218,734	—
Short-term investments	10,646,398	10,646,398	—	—
Total investments in securities	$622,006,433	$584,783,188	$37,218,735	$4,510

2030 Lifetime Blend Portfolio
Investments in securities:
Assets
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	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2030 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$222,137,091	$222,137,091	—	—
Unaffiliated investment companies	354,689,196	354,689,196	—	—
Common stocks	4,042	—	$1	$4,041
U.S. Government and Agency obligations	46,767,094	—	46,767,094	—
Short-term investments	9,599,413	9,599,413	—	—
Total investments in securities	$633,196,836	$586,425,700	$46,767,095	$4,041

2025 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$141,494,424	$141,494,424	—	—
Unaffiliated investment companies	338,307,717	338,307,717	—	—
Common stocks	2,725	—	$1	$2,724
U.S. Government and Agency obligations	42,786,544	—	42,786,544	—
Short-term investments	20,502,731	20,502,731	—	—
Total investments in securities	$543,094,141	$500,304,872	$42,786,545	$2,724

2020 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$45,980,955	$45,980,955	—	—
Unaffiliated investment companies	192,372,401	192,372,401	—	—
Common stocks	841	—	—	$841
U.S. Government and Agency obligations	21,155,442	—	$21,155,442	—
Short-term investments	5,513,315	5,513,315	—	—
Total investments in securities	$265,022,954	$243,866,671	$21,155,442	$841

2015 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$12,112,813	$12,112,813	—	—
Unaffiliated investment companies	58,005,666	58,005,666	—	—
Common stocks	217	—	—	$217
U.S. Government and Agency obligations	6,228,924	—	$6,228,924	—
Short-term investments	5,305,584	5,305,584	—	—
Total investments in securities	$81,653,204	$75,424,063	$6,228,924	$217

2010 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,259,158	$6,259,158	—	—
Unaffiliated investment companies	42,886,757	42,886,757	—	—
Common stocks	116	—	—	$116
U.S. Government and Agency obligations	4,366,251	—	$4,366,251	—
Short-term investments	3,401,898	3,401,898	—	—
Total investments in securities	$56,914,180	$52,547,813	$4,366,251	$116
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
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Investment in affiliated underlying funds. Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2065 Lifetime Blend Portfolio
International Strategic Equity Allocation	878,070	$4,053,967	$4,028,523	$(436,498)	$(56,299)	$304,152	$114,431	—	$7,893,845
John Hancock Collateral Trust	2,862	33,314	3,833,788	(3,840,809)	2,222	92	3,129	—	28,607
U.S. Sector Rotation	1,089,464	5,297,792	4,446,144	(484,600)	(77,120)	470,433	62,968	$109,774	9,652,649
					$(131,197)	$774,677	$180,528	$109,774	$17,575,101
2060 Lifetime Blend Portfolio
International Strategic Equity Allocation	3,757,408	$26,510,662	$12,817,612	$(7,135,699)	$(727,527)	$2,314,051	$696,853	—	$33,779,099
John Hancock Collateral Trust	411,293	1,196,461	51,745,131	(48,839,904)	9,933	(584)	15,455	—	4,111,037
U.S. Sector Rotation	4,633,890	34,485,826	13,692,872	(8,575,934)	(1,383,758)	2,837,259	378,108	$659,166	41,056,265
					$(2,101,352)	$5,150,726	$1,090,416	$659,166	$78,946,401
2055 Lifetime Blend Portfolio
International Strategic Equity Allocation	6,935,149	$54,047,959	$21,297,629	$(16,120,308)	$(1,590,675)	$4,712,388	$1,386,095	—	$62,346,993
John Hancock Collateral Trust	425,725	2,399,817	134,555,385	(132,703,025)	3,713	(594)	28,416	—	4,255,296
U.S. Sector Rotation	8,597,707	69,856,392	22,922,392	(19,259,666)	(3,070,770)	5,727,333	743,777	$1,296,650	76,175,681
					$(4,657,732)	$10,439,127	$2,158,288	$1,296,650	$142,777,970
2050 Lifetime Blend Portfolio
International Strategic Equity Allocation	9,116,612	$73,317,240	$28,258,472	$(23,783,581)	$(2,361,318)	$6,527,530	$1,874,887	—	$81,958,343
John Hancock Collateral Trust	152,719	3,305,426	136,820,412	(138,599,857)	515	(6)	45,644	—	1,526,490
U.S. Sector Rotation	11,352,617	95,037,243	30,463,230	(28,263,412)	(4,538,615)	7,885,745	1,014,255	$1,768,182	100,584,191
					$(6,899,418)	$14,413,269	$2,934,786	$1,768,182	$184,069,024
2045 Lifetime Blend Portfolio
International Strategic Equity Allocation	11,390,808	$90,997,818	$30,879,902	$(24,686,003)	$(2,422,956)	$7,634,606	$2,303,351	—	$102,403,367
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	25,432	$4,627,757	$218,078,508	$(222,467,311)	$15,239	$12	$54,626	—	$254,205
U.S. Sector Rotation	14,242,990	117,687,686	32,382,079	(28,195,670)	(4,477,378)	8,796,175	1,241,131	$2,163,701	126,192,892
					$(6,885,095)	$16,430,793	$3,599,108	$2,163,701	$228,850,464
2040 Lifetime Blend Portfolio
International Strategic Equity Allocation	11,545,709	$87,123,538	$28,211,435	$(16,383,991)	$(1,559,168)	$6,404,107	$2,160,429	—	$103,795,921
John Hancock Collateral Trust	123,084	10,485,441	164,026,801	(173,280,573)	(2,333)	939	77,648	—	1,230,275
U.S. Sector Rotation	14,450,003	113,458,153	26,267,013	(16,166,591)	(2,525,448)	6,993,900	1,184,618	$2,065,180	128,027,027
					$(4,086,949)	$13,398,946	$3,422,695	$2,065,180	$233,053,223
2035 Lifetime Blend Portfolio
International Strategic Equity Allocation	12,518,016	$91,933,512	$27,526,776	$(12,201,071)	$(1,211,728)	$6,489,475	$2,317,855	—	$112,536,964
John Hancock Collateral Trust	1,065,130	13,301,301	275,921,311	(278,576,097)	(1,714)	1,597	94,357	—	10,646,398
U.S. Sector Rotation	15,685,105	119,439,332	25,534,636	(11,125,038)	(1,650,101)	6,771,204	1,261,652	$2,199,476	138,970,033
					$(2,863,543)	$13,262,276	$3,673,864	$2,199,476	$262,153,395
2030 Lifetime Blend Portfolio
International Strategic Equity Allocation	11,052,903	$80,189,656	$21,409,291	$(6,884,529)	$(623,105)	$5,274,287	$1,993,225	—	$99,365,600
John Hancock Collateral Trust	960,383	51,231,732	309,617,940	(351,256,959)	5,573	1,127	217,687	—	9,599,413
U.S. Sector Rotation	13,856,827	104,091,815	21,098,696	(7,114,197)	(991,471)	5,686,648	1,065,962	$1,858,323	122,771,491
					$(1,609,003)	$10,962,062	$3,276,874	$1,858,323	$231,736,504
2025 Lifetime Blend Portfolio
International Strategic Equity Allocation	7,297,426	$53,994,416	$12,722,776	$(4,358,126)	$(414,511)	$3,659,308	$1,349,582	—	$65,603,863
John Hancock Collateral Trust	2,051,217	20,685,388	432,381,092	(432,553,300)	(11,605)	1,156	234,693	—	20,502,731
U.S. Sector Rotation	8,565,526	70,157,373	13,400,188	(10,650,447)	(1,539,502)	4,522,949	726,925	$1,267,271	75,890,561
					$(1,965,618)	$8,183,413	$2,311,200	$1,267,271	$161,997,155
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2020 Lifetime Blend Portfolio
International Strategic Equity Allocation	2,363,326	$17,151,167	$5,952,177	$(2,817,373)	$(306,883)	$1,267,212	$418,765	—	$21,246,300
John Hancock Collateral Trust	551,585	15,679,528	263,202,825	(273,369,216)	(2,955)	3,133	149,037	—	5,513,315
U.S. Sector Rotation	2,791,722	22,378,565	6,561,325	(5,175,490)	(725,227)	1,695,482	231,557	$403,680	24,734,655
					$(1,035,065)	$2,965,827	$799,359	$403,680	$51,494,270
2015 Lifetime Blend Portfolio
International Strategic Equity Allocation	555,363	$4,614,594	$1,652,894	$(1,563,697)	$(158,523)	$447,444	$112,385	—	$4,992,712
John Hancock Collateral Trust	530,803	4,079,591	125,119,487	(123,895,461)	1,023	944	52,927	—	5,305,584
U.S. Sector Rotation	803,623	5,979,185	2,545,779	(1,711,723)	(241,446)	548,306	61,547	$107,297	7,120,101
					$(398,946)	$996,694	$226,859	$107,297	$17,418,397
2010 Lifetime Blend Portfolio
International Strategic Equity Allocation	303,034	$2,334,904	$1,066,693	$(810,881)	$(102,187)	$235,743	$55,854	—	$2,724,272
John Hancock Collateral Trust	340,346	5,583,186	97,546,507	(99,729,753)	1,828	130	47,348	—	3,401,898
U.S. Sector Rotation	398,971	3,027,459	1,341,292	(976,144)	(138,186)	280,465	30,412	$53,018	3,534,886
					$(238,545)	$516,338	$133,614	$53,018	$9,661,056
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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